UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 53.64%
ALS Ltd.	272,772	$1,980,585
Amcor Ltd.	101,952	988,605
Australia and New Zealand Banking Group Ltd.	53,496	1,689,506
Bendigo and Adelaide Bank Ltd.	159,516	1,890,850
Commonwealth Bank of Australia	20,304	1,580,917
Metcash Ltd.	897,732	2,428,748
Mineral Resources Ltd.	251,190	2,592,197
Monadelphous Group Ltd.[a]	162,108	2,411,389
National Australia Bank Ltd.	53,766	1,765,514
SP AusNet	1,871,856	2,349,357
Suncorp Group Ltd.	103,230	1,371,453
Sydney Airport	435,006	1,739,028
Telstra Corp. Ltd.	349,578	1,784,264
Westpac Banking Corp.	54,954	1,768,250
WorleyParsons Ltd.	116,370	1,947,405

		28,288,068
HONG KONG — 15.67%
Giordano International Ltd.	1,890,000	1,109,606
Hang Seng Bank Ltd.	75,300	1,280,577
PCCW Ltd.	4,069,000	2,504,388
Sino Land Co. Ltd.	1,006,000	1,739,395
VTech Holdings Ltd.[a]	131,900	1,632,146

		8,266,112
JAPAN — 9.12%
Accordia Golf Co. Ltd.[a]	115,500	1,452,244
Eisai Co. Ltd.	27,400	1,172,097
NTT DOCOMO Inc.	65,800	1,167,104
TonenGeneral Sekiyu K.K.	116,000	1,018,603

		4,810,048
NEW ZEALAND — 10.26%
SKYCITY Entertainment Group Ltd.	653,040	2,084,047
Telecom Corp. of New Zealand Ltd.	1,381,266	3,329,473

		5,413,520
SINGAPORE — 10.86%
SATS Ltd.	411,000	991,393
Singapore Post Ltd.	1,306,000	1,842,016
Singapore Telecommunications Ltd.	460,000	1,500,341
StarHub Ltd.	407,582	1,391,433

		5,725,183

TOTAL COMMON STOCKS
(Cost: $47,966,664)		52,502,931

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.11%

MONEY MARKET FUNDS — 8.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	4,015,578	$4,015,578
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	250,468	250,468
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	9,981	9,981

		4,276,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,276,027)		4,276,027

TOTAL INVESTMENTS IN SECURITIES — 107.66%
(Cost: $52,242,691)		56,778,958
Other Assets, Less Liabilities — (7.66)%		(4,040,616)

NET ASSETS — 100.00%		$52,738,342

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2014

Security	Shares	Value

COMMON STOCKS — 90.26%

BRAZIL — 6.38%
Banco do Brasil SA	247,500	$3,027,804
CCR SA	227,700	1,792,739
CPFL Energia SA	247,500	2,162,717
Light SA	415,800	3,908,619
Souza Cruz SA	207,900	1,932,289
Tractebel Energia SA	178,200	2,673,118

		15,497,286
CHILE — 1.83%
CAP SA	97,515	1,321,946
CorpBanca SA	100,070,289	1,175,697
Empresa Nacional de Telecomunicaciones SA	159,984	1,931,517

		4,429,160
CHINA — 7.31%
Anta Sports Products Ltd.[a]	990,000	1,635,086
China Shanshui Cement Group Ltd.[a]	9,207,000	3,338,258
Dongyue Group Ltd.	3,663,000	1,687,332
Guangzhou R&F Properties Co. Ltd. Class H	1,623,600	2,396,628
PetroChina Co. Ltd. Class H	1,584,000	2,080,647
Shenzhen Investment Ltd.	6,534,000	2,267,916
Shougang Fushan Resources Group Ltd.[a]	5,988,000	1,568,460
Zhejiang Expressway Co. Ltd. Class H	2,574,000	2,779,902

		17,754,229
CZECH REPUBLIC — 3.54%
CEZ AS	121,374	3,445,798
Komercni Banka AS	9,900	2,153,678
O2 Czech Republic AS	227,756	3,001,667

		8,601,143
EGYPT — 0.50%
Commercial International Bank (Egypt) SAE SP GDR	207,900	1,216,215

		1,216,215
HUNGARY — 3.54%
Magyar Telekom Telecommunications PLC[b]	5,407,182	8,585,739

		8,585,739
INDIA — 0.42%
Reliance Industries Ltd. SP GDR[a,c]	30,789	1,022,503

		1,022,503
INDONESIA — 4.54%
PT AKR Corporindo Tbk	2,624,500	997,435
PT Aneka Tambang (Persero) Tbk	12,474,000	1,368,342
PT Indo Tambangraya Megah Tbk	1,504,800	3,398,879
PT Matahari Putra Prima Tbk	20,651,400	5,253,152

		11,017,808

Security	Shares	Value

MALAYSIA — 5.50%
Berjaya Sports Toto Bhd	1,387,448	$1,671,363
British American Tobacco (Malaysia) Bhd	99,000	2,183,823
Kuala Lumpur Kepong Bhd	178,200	1,321,446
Malayan Banking Bhd	772,200	2,387,151
PPB Group Bhd	148,500	696,965
Public Bank Bhd	217,800	1,347,961
Sime Darby Bhd	534,600	1,589,080
Telekom Malaysia Bhd	1,108,800	2,164,866

		13,362,655
MOROCCO — 1.07%
Maroc Telecom SA	209,781	2,588,573

		2,588,573
PHILIPPINES — 0.77%
Globe Telecom Inc.	47,025	1,876,458

		1,876,458
POLAND — 4.65%
KGHM Polska Miedz SA	90,486	3,719,059
Orange Polska SA	678,744	2,238,716
Synthos SA	3,692,304	5,320,664

		11,278,439
RUSSIA — 1.90%
Gazprom Neft OAO SP ADR	163,845	3,070,455
Mobile Telesystems OJSC	198,990	1,542,276

		4,612,731
SOUTH AFRICA — 9.11%
African Bank Investments Ltd.[a]	2,216,313	1,273,969
Barloworld Ltd.	138,600	1,319,199
Exxaro Resources Ltd.[a]	90,882	1,233,923
Foschini Group Ltd. (The)	199,980	2,192,101
Grindrod Ltd.	257,994	629,306
Kumba Iron Ore Ltd.	87,516	3,062,754
Lewis Group Ltd.	475,893	2,820,320
Nampak Ltd.	460,845	1,754,535
PPC Ltd.	657,954	1,974,507
RMB Holdings Ltd.	335,709	1,749,264
Tiger Brands Ltd.	40,293	1,160,870
Truworths International Ltd.	213,840	1,501,360
Woolworths Holdings Ltd.	185,922	1,438,417

		22,110,525
SOUTH KOREA — 2.18%
Hyundai Marine & Fire Insurance Co. Ltd.	47,480	1,408,902
Korea Gas Corp.[b]	17,721	1,062,036
KT Corp.	53,361	1,728,775
KT Corp. SP ADR	67,518	1,084,339

		5,284,052

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2014

Security	Shares	Value

TAIWAN — 24.99%
AmTRAN Technology Co. Ltd.	8,811,000	$6,537,113
ASUSTeK Computer Inc.	396,000	4,225,479
China Bills Finance Corp.	7,227,000	2,699,025
China Steel Corp.	792,538	685,785
Chong Hong Construction Co.	1,485,000	4,075,276
Chunghwa Telecom Co. Ltd.	693,000	2,114,390
Dynapack International Technology Corp.	1,287,000	3,604,862
Far EasTone Telecommunications Co. Ltd.	891,000	1,850,958
Farglory Land Development Co. Ltd.	1,584,263	2,234,593
Feng Hsin Iron & Steel Co. Ltd.	1,248,000	1,729,085
Formosa Plastics Corp.	198,840	512,524
Formosan Rubber Group Inc.	2,871,000	2,757,125
Gigabyte Technology Co. Ltd.	1,980,000	2,739,959
Highwealth Construction Corp.	990,000	2,291,002
Huaku Development Co. Ltd.	792,000	1,890,902
Inventec Corp.	1,584,475	1,423,885
Lite-On Technology Corp.	1,194,344	2,023,130
Novatek Microelectronics Corp. Ltd.	495,000	2,541,890
Oriental Union Chemical Corp.	1,584,000	1,589,836
Taiwan Mobile Co. Ltd.	693,000	2,125,944
TSRC Corp.	1,450,925	2,157,797
U-Ming Marine Transport Corp.	1,287,000	2,042,755
UPC Technology Corp.	4,950,980	2,170,939
Wistron NeWeb Corp.	495,664	1,351,984
WPG Holdings Co. Ltd.	2,475,000	3,297,029

		60,673,267
THAILAND — 6.21%
Advanced Information Service PCL NVDR	287,100	1,859,757
Charoen Pokphand Foods PCL NVDR	1,554,300	1,294,847
Intouch Holdings PCL NVDR	950,400	2,027,481
Land and Houses PCL NVDR	5,227,200	1,538,369
PTT Global Chemical PCL NVDR	910,800	1,864,998
Sansiri PCL NVDR	53,766,900	3,382,409
Siam Cement PCL (The) NVDR	99,000	1,338,088
Thai Oil PCL NVDR	1,098,900	1,771,039

		15,076,988
TURKEY — 5.82%
Ford Otomotiv Sanayi ASb	145,035	1,991,134
Tofas Turk Otomobil Fabrikasi AS	462,924	2,870,144
Turk Telekomunikasyon AS	907,434	2,719,997
Turk Traktor ve Ziraat Makineleri AS	74,448	2,620,247
Turkiye Petrol Rafinerileri AS	160,380	3,913,895

		14,115,417

TOTAL COMMON STOCKS
(Cost: $220,692,081)		219,103,188

PREFERRED STOCKS — 8.77%
BRAZIL — 8.77%
AES Tiete SA	594,000	4,865,457
Companhia Energetica de Minas Gerais	1,237,563	10,087,731
Oi SA	3,940,200	2,556,200

Security	Shares	Value

Telefonica Brasil SA	188,100	$3,785,410

		21,294,798

TOTAL PREFERRED STOCKS
(Cost: $22,902,323)		21,294,798

SHORT-TERM INVESTMENTS — 2.46%
MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[d,e,f]	5,205,311	5,205,311
BlackRock Cash Funds: Prime,
SL Agency Shares
0.12%[d,e,f]	324,677	324,677
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	447,038	447,038

		5,977,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,977,026)		5,977,026

TOTAL INVESTMENTS IN SECURITIES — 101.49%
(Cost: $249,571,430)		246,375,012
Other Assets, Less Liabilities — (1.49)%		(3,609,334)

NET ASSETS — 100.00%		$242,765,678

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Asia/Pacific Dividend
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$52,611,279	$6,160,096	$(1,992,417)	$4,167,679
Emerging Markets Dividend	253,177,710	15,299,205	(22,101,903)	(6,802,698)

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

6

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 24, 2014